Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Net loss	$ (565,941)	$ (573,718)
Weighted-average common shares outstanding (Basic)	42,982,899	37,469,963
Weighted-average common stock Equivalents Stock options	2,450,000	1,730,355
Warrants	3,785,300	3,785,300
Weighted-average common shares outstanding (Diluted)	49,218,199	42,985,618